Earnings Per Share - Schedule of Components of Basic Earnings Per Share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic Earnings Per Share [Abstract]
Profit attributable to owners of the Parent	₩ 39,876	₩ 31,443	₩ 13,319
Weighted average outstanding shares of common shares	6,948,900	6,948,900	6,948,900
Basic earnings per share	₩ 5,738	₩ 4,525	₩ 1,917